ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Interest	$ 804,002	$ 477,456	$ 329,360
Wages and benefits	316,389	413,087	275,033
Foreign statutory fees	705,582	482,360	184,484
Bank overdraft	115,127	34,622	40,220
Legal costs	50,000	215,000	0
Vendor payments	577,417	1,597,717	455,930
Total	$ 2,568,517	$ 3,220,242	$ 1,285,027